                          SUPPLEMENT DATED JULY 1, 1999
                        TO PROSPECTUS DATED JULY 1, 1999
                               OF ING FUNDS TRUST

                            ING LARGE CAP GROWTH FUND
                            ING GROWTH & INCOME FUND
                             ING MID CAP GROWTH FUND
                            ING SMALL CAP GROWTH FUND
                                ING BALANCED FUND
                           ING GLOBAL BRAND NAMES FUND
                          ING INTERNATIONAL EQUITY FUND
                        ING EMERGING MARKETS EQUITY FUND
                            ING EUROPEAN EQUITY FUND
                          ING TAX EFFICIENT EQUITY FUND
                                 ING FOCUS FUND
                     ING GLOBAL INFORMATION TECHNOLOGY FUND
                           ING GLOBAL REAL ESTATE FUND

                                 CLASS I SHARES

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

- ING Funds Trust (the "Trust") is currently offering only ten of the thirteen funds listed in the Prospectus. These funds are: ING Large Cap Growth Fund, ING Growth & Income Fund, ING Mid Cap Growth Fund, ING Small Cap Growth Fund, ING Global Brand Names Fund, ING International Equity Fund, ING European Equity Fund, ING Tax Efficient Equity Fund, ING Focus Fund and ING Global Information Technology Fund. The ING Balanced Fund, ING Emerging Markets Equity Fund and ING Global Real Estate Fund, although listed in the Prospectus, are not being offered as of the date of this supplement.

- Baring International Investment (Far East) Limited has transferred all of its assets, liabilities and operations to Baring Asset Management (Asia) Limited. This transfer did not result in a change of actual control or management of the applicable Funds. All relevant disclosure in the Prospectus applicable to Baring International Investment (Far East) Limited should be applied to Baring Asset Management (Asia) Limited.

- The Funds will accept third party checks from qualified financial institutions, such as broker-dealers and investment advisers that are registered with the Securities and Exchange Commission, as well as insurance companies, banks, credit unions and thrift companies.

If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.



                                  ING-EQSUPP-I

                          SUPPLEMENT DATED JULY 1, 1999
                        TO PROSPECTUS DATED JULY 1, 1999
                               OF ING FUNDS TRUST

                           ING INTERMEDIATE BOND FUND
                            ING HIGH YIELD BOND FUND
                          ING INTERNATIONAL BOND FUND
                            ING MORTGAGE INCOME FUND

                                 CLASS I SHARES

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

- ING Funds Trust (the "Trust") is currently offering only three of the four funds listed in the Prospectus. These funds are: ING Intermediate Bond Fund, ING High Yield Bond Fund and ING International Bond Fund. The ING Mortgage Income, although listed in the Prospectus, is not being offered as of the date of this supplement.

- Baring International Investment (Far East) Limited has transferred all of its assets, liabilities and operations to Baring Asset Management (Asia) Limited. This transfer did not result in a change of actual control or management of the applicable Funds. All relevant disclosure in the Prospectus applicable to Baring International Investment (Far East) Limited should be applied to Baring Asset Management (Asia) Limited.

- The Funds will accept third party checks from qualified financial institutions, such as broker-dealers and investment advisers that are registered with the Securities and Exchange Commission, as well as insurance companies, banks, credit unions and thrift companies.

If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.


                                  ING-FFSUPP-I